As Filed With The Securities and Exchange Commission on October 30, 1998
                                                              File Nos. 33-13179
                                                                        811-5099

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / X /

                  Pre-Effective Amendment No. ___                      /   /

                  Post-Effective Amendment No. 16                      / X /

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /

                             Amendment No. 17                          / X /

                        (Check appropriate box or boxes)

                           PIONEER MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                60 State Street, Boston, Massachusetts       02109
               (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

                    Joseph P. Barri, Esq., Hale and Dorr LLP,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

           ___      immediately upon filing pursuant to paragraph (b)
            X       on October 30, 1998 pursuant to paragraph (b)
           ---
           ___      60 days after filing pursuant to paragraph (a)(1)
           ___      on [date] pursuant to paragraph (a)(1)
           ___      75 days after filing pursuant to paragraph (a)(2)
           ___      on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities: Shares of Beneficial Interest, no par value

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 4/30/98               4/29/98              0000812195-98-000009

Prospectus supplement
  dated 10/19/98                       10/15/98             0001016964-98-000114

Statement of additional informa-
  tion (SAI) dated 4/30/98             4/29/98              0000812195-98-000009

Financial statements at 12/31/97
  and independent auditors'
  report                               2/20/98              0000812195-98-000003

Financial statements at 6/30/98
  and independent auditors'
  report                               8/21/98              0000812195-98-000012

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                           PIONEER MONEY MARKET TRUST

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               See Statement of Incorporation by Reference.

          (b)  Exhibits:

               1.   Agreement and Declaration of Trust (Delaware Business
                    Trust)*

               1.1 Establishment and Designation of Classes for Pioneer Cash Reserves Fund**

               2.   By-laws (Delaware Business Trust)*

               3.   None

               4.   Specimen Stock Certificate*

               5. Management Contract between Registrant, on behalf of each series, and Pioneering Management Corporation and schedule of substantially similar omitted documents*

               6. Form of Underwriting Agreement between Registrant, on behalf of each series, and Pioneer Funds Distributor, Inc.+

               7.   None

               8.   Custodian Agreement with Brown Brothers Harriman & Co.*

               9.   Investment Company Service Agreement*

               10.  Opinion of Morris, Nichols, Arsht and Tunnell*

               11.  Consent of Arthur Andersen LLP+

               12.  None

               13.  Stock Purchase Agreement*

               14.  None

               15.1 Amended Class A Rule 12b-1 Distribution Plan*

               15.2 Form of Class B Rule 12b-1 Distribution Plan on behalf of
                    Pioneer Cash Reserves Fund+

               15.3 Class C Rule 12b-1 Distribution Plan on behalf of Pioneer
                    Cash Reserves Fund**

               16. Description of Average Annual Total Return and Yield Calculation*

               17.  Financial Data Schedules+

               18. Multiple Class Plan Pursuant to Rule 18f-3 for Pioneer Cash Reserves Fund**

               19.  Powers of Attorney*

               19.1 Power of Attorney for Mary K. Bush***

------------------------

+    Filed herewith
* Incorporated by reference from the Registrant's Post-Effective Amendment No. 12 to the Registration Statement as filed electronically with the Securities and Exchange Commission ("SEC") on March 29, 1995 (accession number 0000812195-95-000013).

** Incorporated by reference from the Registrant's Post-Effective Amendment No. 13 to the Registration Statement as filed electronically with the SEC on April 29, 1996 (accession number 0000812195-96-000009).

*** Incorporated by reference from the Registrant's Post-Effective Amendment No. 15 to the Registration Statement as filed electronically with the SEC on April 29, 1998 (Accession Number 0000812195-98-000009).

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)              PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered  investment  companies that are parties to management  contracts with
PMC:

Funds                                               Business Trust
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer Indo-Asia Fund                              DE
Pioneer Capital Growth Fund                         DE
Pioneer Equity-Income Fund                          DE
Pioneer Gold Shares                                 DE
Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26. Number of Holders of Securities

     Not applicable.

Item 27. Indemnification

                  Except pursuant to the Agreement and Declaration of Trust, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Item 28. Business and Other Connections of Investment Adviser

                  All of the information required by this item is set forth in the Forms ADV, as amended, of Pioneering Management Corporation. The following sections of such Forms ADV are incorporated herein by reference:

                  (a)      Items 1 and 2 of Part 2;

                  (b)      Section 6, Business Background, of each
                           Schedule D.

Item 29. Principal Underwriter

                  (a)      See Item 25 above.

                  (b)      Directors and Officers of PFD:

                         Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

                  (c) Not applicable.

Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 31. Management Services

                  The Registrant is a party to one contract, described in the Prospectus and the Statement of Additional Information, under which it receives management and advisory services from Pioneering Management Corporation.

Item 32.  Undertakings

                  The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 16 (the "Amendment") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                            PIONEER MONEY MARKET TRUST



                                            By:/s/John F. Cogan, Jr.
                                               John F. Cogan, Jr.
                                               President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.           Dated:  October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number              Document Title

    6.              Form of Underwriting Agreement

    11.             Consent of Arthur Andersen LLP

    15.2            Form of Class B Distribution Plan

    17.             Financial Data Schedules